Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Current assets
Cash and cash equivalents	$ 5,717	$ 9,723	$ 3,173
Accounts receivable, net	2,404	2,380	1,764
Prepaid expenses and other current assets	3,819	2,848	1,386
Advertising fund assets, restricted	3,410	3,170	2,227
Total current assets	15,350	18,121	8,550
Property and equipment, net	4,510	3,622	4,299
Goodwill	45,128	45,128	45,570
Trademarks	32,700	32,700	32,700
Customer relationships, net	18,639	19,668	21,052
Other non-current assets	859	997	1,280
Total assets	117,186	120,236	113,451
Current liabilities
Accounts payable	1,331	1,502	1,005
Other current liabilities	7,057	6,895	4,782
Current portion of debt	0	4,869	3,844
Advertising fund liabilities, restricted	3,410	3,170	2,227
Total current liabilities	11,798	16,436	11,858
Long-term debt, net of current	95,500	88,852	98,656
Deferred revenues, net of current	7,435	7,159	5,688
Deferred income tax liabilities, net	14,657	15,250	16,205
Other non-current liabilities	2,100	1,533	1,306
Total liabilities	$ 131,490	$ 129,230	$ 133,713
Commitments and contingencies
Stockholders' deficit
Common stock	$ 286	$ 261	$ 256
Additional paid-in-capital	36,034	2,313	36
Accumulated deficit	(50,624)	(11,568)	(20,554)
Total stockholders' deficit	(14,304)	(8,994)	(20,262)
Total liabilities and stockholders' deficit	$ 117,186	$ 120,236	$ 113,451